Certain Relationships and Related Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS
NOTE 25 — CERTAIN RELATIONSHIPS AND RELATED TRANSACTIONS

CIT Northbridge Credit LLC (“Northbridge”) is an asset-based-lending joint venture between FCB and Allstate Insurance Company (“Allstate”) that extends credit in asset-based lending middle-market loans. FCB holds a 20% equity investment in Northbridge, and First Citizens Institutional Asset Management LLC, a subsidiary of FCB, acts as an investment advisor and servicer of the loan portfolio. Allstate is an 80% equity investor. FCB’s investment was $38 million and $43 million at December 31, 2023 and 2022, respectively, with the expectation of additional investment as the joint venture grows. Management fees were earned on loans under management. BancShares accounts for Northbridge under the equity method and recognized $6 million and $4 million in the Consolidated Statement of Income for the years ended December 31, 2023 and 2022, respectively, for its proportion of Northbridge’s net income.

BancShares has investments in qualified affordable housing projects primarily for the purposes of fulfilling CRA requirements and obtaining tax credits. These investments are accounted for using the proportional amortization method. BancShares also has investments in various trusts, partnerships, and limited liability corporations established in conjunction with structured financing transactions of equipment, power and infrastructure projects and workout transactions. BancShares’ interests in these entities were entered into in the ordinary course of business that are accounted for under the equity or cost methods. Refer to Note 10—Variable Interest Entities and Note 11—Other Assets for additional information.

The combination of investments in and loans to unconsolidated entities represents BancShares’ maximum exposure to loss, as BancShares does not provide guarantees or other forms of indemnification to unconsolidated entities.

BancShares has, and expects to have in the future, banking transactions in the ordinary course of business with directors, officers and their associates (“Related Persons”) and entities controlled by Related Persons.

For those identified as Related Persons as of December 31, 2023, the following table provides an analysis of changes in the loans outstanding during 2023 and 2022:

	Year ended December 31
dollars in thousands	2023	2022
Balance at January 1	$171	$122
New loans	1,657	61
Repayments	(59)	(12)
Balance at December 31	$1,769	$171

Unfunded loan commitments available to Related Persons were $2.3 million and $2.6 million as of December 31, 2023 and 2022, respectively.